Document and Entity Information	Sep. 17, 2026
Cover [Abstract]
Entity Registrant Name	SANGAMO THERAPEUTICS, INC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001001233
Document Type	8-K
Document Period End Date	Sep. 17, 2026
Entity Incorporation State Country Code	DE
Entity File Number	000-30171
Entity Tax Identification Number	68-0359556
Entity Address, Address Line One	501 Canal Blvd.
Entity Address, City or Town	Richmond
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94804
City Area Code	(510)
Local Phone Number	970-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	SGMO
Entity Emerging Growth Company	false